.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of November 2010

Collection Period Start	1-Nov-10	Distribution Date	15-Dec-10
Collection Period End	30-Nov-10	30/360 Days	30
Beg. of Interest Period	15-Nov-10	Actual/360 Days	30
End of Interest Period	15-Dec-10

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	776,233,420.94	746,889,602.22	0.7882173
Total Securities		947,568,199.56	776,233,420.94	746,889,602.22	0.7882173
Class A-1 Notes	0.560800%	201,000,000.00	29,665,221.38	321,402.66	0.0015990
Class A-2 Notes	1.100000%	243,000,000.00	243,000,000.00	243,000,000.00	1.0000000
Class A-3 Notes	1.390000%	256,000,000.00	256,000,000.00	256,000,000.00	1.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,343,818.72	13,863.55	145.9891479	0.0689729
Class A-2 Notes	0.00	222,750.00	0.0000000	0.9166667
Class A-3 Notes	0.00	296,533.33	0.0000000	1.1583333
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	29,343,818.72	600,230.21

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,955,845.40
Monthly Interest				4,721,725.51
Total Monthly Payments				14,677,570.91

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				467,721.74
Aggregate Sales Proceeds Advance				5,853,198.99
Total Advances				6,320,920.73

Vehicle Disposition Proceeds:
Reallocation Payments				8,046,910.02
Repurchase Payments				993,516.24
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,621,723.28
Excess Wear and Tear and Excess Mileage				139,473.02
Remaining Payoffs				0.00
Net Insurance Proceeds				439,566.61
Residual Value Surplus				758,008.28
Total Collections				42,997,689.09

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,335,693.78			214
Involuntary Repossession	114,760.00			8
Voluntary Repossession	99,937.00			6
Full Termination	4,456,817.24			296
Bankruptcy	39,702.00			2
Insurance Payoff		434,488.42		22
Customer Payoff			393,686.23	25
Grounding Dealer Payoff			10,329,709.78	601
Dealer Purchase			1,293,890.06	66
Total	8,046,910.02	434,488.42	12,017,286.07	1,240

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of November 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,632	853,290,174.54	6.00000%	776,233,420.94
Total Depreciation Received		(11,327,717.34)		(10,634,497.89)
Principal Amount of Gross Losses	(45)	(923,979.21)		(829,133.20)
Repurchase / Reallocation	(69)	(1,079,905.64)		(993,516.24)
Early Terminations	(120)	(2,103,833.09)		(1,776,102.14)
Scheduled Terminations	(1,013)	(16,901,359.29)		(15,110,569.25)
Pool Balance - End of Period	38,385	820,953,379.97	6.00000%	746,889,602.22

Remaining Pool Balance
Lease Payment				235,878,576.55
Residual Value				511,011,025.67
Total				746,889,602.22

III. DISTRIBUTIONS

Total Collections					42,997,689.09
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					42,997,689.09

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					516,614.61
3. Reimbursement of Sales Proceeds Advance					6,687,162.59
4. Servicing Fee:
Servicing Fee Due					646,861.18
Servicing Fee Paid					646,861.18
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,850,638.38

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					13,863.55

Class A-1 Notes Monthly Interest Paid					13,863.55
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					222,750.00

Class A-2 Notes Monthly Interest Paid					222,750.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					296,533.33

Class A-3 Notes Monthly Interest Paid					296,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of November 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	600,230.21
Total Note and Certificate Monthly Interest Paid	600,230.21
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	34,546,820.50

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	29,343,818.72

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	29,343,818.72
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,203,001.78

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of November 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,203,001.78
Gross Reserve Account Balance		19,416,524.78
Remaining Available Collections Released to Seller		5,203,001.78
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		15.21
Monthly Prepayment Speed		-17%
Lifetime Prepayment Speed		70%

	$	units
Recoveries of Defaulted and Casualty Receivables	748,242.60
Securitization Value of Defaulted Receivables and Casualty Receivables	829,133.20	45
Aggregate Defaulted and Casualty Gain (Loss)	(80,890.60)
Pool Balance at Beginning of Collection Period	776,233,420.94
Net Loss Ratio	-0.0104%

Cumulative Net Losses for all Periods	0.0697%	660,167.85

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,808,570.11	200
61-90 Days Delinquent	700,109.71	37
91-120+ Days Delinquent	236,194.90	13
Total Delinquent Receivables:	4,744,874.72	250
60+ Days Delinquencies as Percentage of Receivables	0.12%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	7,770,293.18	508
Securitization Value	7,165,261.76
Aggregate Residual Gain (Loss)	605,031.42

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	44,020,258.56	2,796
Cumulative Securitization Value	40,927,870.57
Cumulative Residual Gain (Loss)	3,092,387.99

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		10,991,169.13
Reimbursement of Outstanding Advance		6,687,162.59
Additional Advances for current period		5,853,198.99
Ending Balance of Residual Advance		10,157,205.53

Beginning Balance of Payment Advance		1,193,175.16
Reimbursement of Outstanding Payment Advance		516,614.61
Additional Payment Advances for current period		467,721.74
Ending Balance of Payment Advance		1,144,282.29

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of November 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No